EQUITY	12 Months Ended
Jan. 02, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY	EQUITY:
(a)Shareholder rights plan:
The Company has a shareholder rights plan which provides the Board of Directors and the shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, pursue other alternatives for maximizing shareholder value.

(b)Accumulated other comprehensive income ("AOCI"):
Accumulated other comprehensive income includes the changes in the fair value of the effective portion of qualifying cash flow hedging instruments outstanding at the end of the fiscal year.

(c)Share capital:
Authorized:
Common shares, authorized without limit as to number and without par value. First preferred shares, without limit as to number and without par value, issuable in series and non-voting. Second preferred shares, without limit as to number and without par value, issuable in series and non-voting. As at January 2, 2022 and January 3, 2021, none of the first and second preferred shares were issued.
Issued:
As at January 2, 2022, there were 192,267,273 common shares (January 3, 2021 - 198,407,222) issued and outstanding, which are net of 8,759 common shares (January 3, 2021 - 2,897) that have been purchased and are held in trust as described in note 14(e).

(d)Normal course issuer bid ("NCIB"):
On February 19, 2020, the Company received approval from the Toronto Stock Exchange (TSX) to renew its NCIB to purchase for cancellation a maximum of 9,939,154 common shares, representing approximately 5% of the Company’s issued and outstanding common shares. During the year ended January 3, 2021, the Company repurchased for cancellation a total of 843,038 common shares under its NCIB programs for a total cost of $23.2 million. Of the total cost of $23.2 million, $0.7 million was charged to share capital and $22.5 million was charged to retained earnings.

On August 4, 2021, the Company received approval from the TSX to renew its NCIB commencing on August 9, 2021 to purchase for cancellation up to 9,926,177 common shares, representing approximately 5% of the Company’s issued and outstanding common shares. During the year ended January 2, 2022, the Company repurchased for cancellation a total of 6,475,375 common shares under its NCIB programs for a total cost of $250.4 million. Of the total cost of $250.4 million, $6.2 million was charged to share capital and $244.3 million was charged to retained earnings. Of the 6,475,375 common shares purchased for cancellation, the settlement of 125,073 common shares occurred post quarter-end, for which $5.3 million is recorded in accounts payable and accrued liabilities as at January 2, 2022.

On February 22, 2022, the Company received approval from the Toronto Stock Exchange (TSX) to amend its current NCIB, which commenced on August 9, 2021, in order to increase the maximum number of common shares that may be repurchased from 9,926,177, or 5% of the Company’s issued and outstanding common shares as at July 31, 2021 (the reference date for the NCIB), to 19,477,744 common shares, representing 10% of the public float as at July 31, 2021. No other terms of the NCIB have been amended.
14. EQUITY (continued):

(e)Common shares purchased as settlement for non-Treasury RSUs:
The Company has established a trust for the purpose of settling the vesting of non-Treasury RSUs. For non-Treasury RSUs that are to be settled in common shares in lieu of cash, the Company directs the trustee to purchase common shares of the Company on the open market to be held in trust for and on behalf of the holders of non-Treasury RSUs until they are delivered for settlement, when the non-Treasury RSUs vest. For accounting purposes, the common shares are considered as held in treasury, and recorded as a temporary reduction of outstanding common shares and share capital. Upon delivery of the common shares for settlement of the non-Treasury RSUs, the number of common shares outstanding is increased, and the amount in contributed surplus is transferred to share capital. As at January 2, 2022, a total of 8,759 common shares representing $0.04 million purchased as settlement for non-Treasury RSUs were considered as held in treasury and recorded as a temporary reduction of outstanding common shares and share capital (January 3, 2021 - 2,897 common shares representing $0.2 million).

(f)Contributed surplus:
The contributed surplus account is used to record the accumulated compensation expense related to equity-settled share-based compensation transactions. Upon the exercise of stock options, the vesting of Treasury RSUs, and the delivery of common shares for settlement of vesting non-Treasury RSUs or SARs, the corresponding amounts previously credited to contributed surplus are transferred to share capital, except for the portion of the share-based payment that the Company settles on a net basis when the Company has an obligation under tax laws to withhold an amount for an employee’s tax obligation, in which case the corresponding amounts previously credited to contributed surplus are transferred to accounts payable and accrued liabilities.